STOCKHOLDERS' EQUITY - Schedule Of Assumptions in valuing Warrants (Details) (USD $)	0 Months Ended
Feb. 23, 2012
Stockholders Equity - Schedule Of Assumptions In Valuing Warrants Details
Risk-free interest rate (annual)	0.88%
Expected volatility	110.00%
Expected term	5 years
Expected dividend yield	$ 0.00